Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Total lease cost	$ 10,128	$ 10,618	$ 20,529	$ 21,049
Right-of-use assets obtained in exchange for lease obligations	$ 1,900	2,800	$ 6,900	9,800
Weighted average remaining lease term	5 years 7 months 28 days		5 years 7 months 28 days		5 years 11 months 15 days
Weighted average discount rate	3.83%		3.83%		4.04%
Operating lease liabilities, current	$ 32,500		$ 32,500		$ 36,300
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 102,790		$ 102,790		$ 117,122
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServiceExcludingDepreciationDepletionAndAmortization
Lessee, Lease, Description [Line Items]
Total lease cost	1,600	1,400	3,100	2,900
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Lessee, Lease, Description [Line Items]
Total lease cost	$ 8,500	$ 9,200	$ 17,400	$ 18,100